Significant Accounting Policies - Additional Information (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 OperationSegment ReportingSegment Country	Sep. 30, 2020 OperationSegment	Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Number of operation segments | OperationSegment	1	4
Number of reporting segment | ReportingSegment	1
Minimum number of countries in which COVID-19 vaccine was authorized or approved for emergency or temporary use or granted conditional marketing authorization | Country	65
Payment terms in contracts with customers			Payments from customers are due within 20 days (Europe) or 30 days (non-Europe) after invoice.